Summary of significant accounting policies (Details 4)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Total revenues	$ 38,069,970	¥ 263,642,156	$ 51,520,428	¥ 345,774,201
Mainland PRC [Member]
Total revenues	36,298,243	251,406,269		262,080,149
International [Member]
Total revenues	$ 1,771,727	¥ 12,269,562		¥ 83,694,052